Discontinued Operations/non-current Assets Held for Sale - Summary of Earnings Per Share from Discontinued Operations/non-current Assets Held for Sale (Detail) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and Diluted Earnings Per Share (EPS) from Discontinued operations/Non-currentassets held for sale
Basic and diluted earnings per share	€ 0	€ 0	€ 0
Savings Share [member]
Basic and Diluted Earnings Per Share (EPS) from Discontinued operations/Non-currentassets held for sale
Basic and diluted earnings per share	€ 0	€ 0	€ 0